Cash, cash equivalents and time deposits	12 Months Ended
Dec. 31, 2025
Cash, cash equivalents and time deposits
Cash, cash equivalents and time deposits
21	Cash, cash equivalents and time deposits
(a)	Cash, cash equivalents and time deposits comprise:

	As of December 31,
	2024	2025
	RMB’000	RMB’000
Cash and cash equivalents	4,268,300	6,666,304
Time deposits	620,148	301,401

RMB is not a freely convertible currency and the remittance of funds out of the PRC is subject to the exchange restrictions imposed by the PRC government. The Group’s time deposits are denominated in USD or RMB and are deposited with banks and other financial institutions in Chinese Mainland and overseas.

(b)	Reconciliation of loss before taxation to cash used in operations:

		For the year ended December 31,
	Note	2023	2024	2025
		RMB’000	RMB’000	RMB’000
Loss for the year		(1,949,101)	(2,516,808)	(1,654,900)
Adjustments for:
–Net loss/(gain) on disposal of non-current assets	6	1,087	(1,013)	3,468
–Impairment loss on receivables and contract assets	31(a)	40,217	28,664	16,625
–Write down of inventories	16(b)	6,399	25,661	6,946
–Share-based compensation expenses	7(i)	931,784	1,187,867	449,983
–Depreciation and amortization	7(ii)	89,610	101,131	166,679
–Other finance costs	8	3,490	3,451	9,128
–Changes in the carrying amounts of preferred shares and other financial instruments subject to redemption and other preferential rights		554,048	465,254	—
–Fair value changes of financial liabilities measured at FVTPL		4,549	—	—
–Fair value changes of financial assets at FVTPL		(42,960)	61,834	(41,822)
–Net foreign exchange (gain)/loss		(5,932)	(557)	9,031
–Interest income from time deposits		—	41,384	(11,040)
–Income tax expense		2,866	5,868	4,100
Changes in:
–Inventories		(68,548)	(62,255)	(207,619)
–Contract assets–current		1,717	54,410	(10,386)
–Trade receivables		(54,076)	(11,166)	(213,821)
–Prepayments and other receivables		(108,442)	7,859	(89,861)
–Prepayments to and amounts due from related parties		(25,031)	312	17,944
–Restricted cash		821	(2,573)	(5,119)
–Other non-current assets		22,002	(3,180)	5,471
–Trade payables		6,291	3,734	142,334
–Other payables, deposits received and accrued expenses		51,517	98,563	68,648
–Contract liabilities		8,298	(8,022)	24,078
–Amounts due to related parties		52,995	(68,377)	(7,501)
–Other non-current liabilities		4,375	(1,845)	—
Cash used in operations		(472,024)	(589,804)	(1,317,634)

(c)	Reconciliation of movement of liabilities to cash flows arising from financing activities

The table below details changes in the Group’s liabilities from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are liabilities for which cash flows were, or future cash flows will be, classified into the Group’s consolidated statements of cash flows as cash flows from financing activities.

			Preferred shares
			and financial
			instruments issued
		Financial	to investors subject
		liabilities	to redemption and
	Lease	measured	other preferential	Put option
	liabilities	at FVTPL	rights	liabilities	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	(Note 22)	(Note 27)	(Note 23)	(Note 24)
As of January 1, 2023	67,873	72,112	7,017,554	39,812	7,197,351
Changes from financing cash flows:
Proceeds from issuance of other financial instruments subject to redemption and other preferential rights	—	—	485,262	—	485,262
Capital element of lease rentals paid	(38,163)	—	—	—	(38,163)
Interest element of lease rentals paid	(2,853)	—	—	—	(2,853)
Total changes from financing cash flows	(41,016)	—	485,262	—	444,246
Exchange adjustments	426	1,627	124,858	—	126,911
Other changes:
Increase in lease liabilities from entering into new leases during the year	23,271	—	—	—	23,271
Increase in interest expenses	2,853	—	—	—	2,853
Changes in the carrying amount of put option liabilities	—	—	—	637	637
Changes in the carrying amounts of preferred shares and other financial instruments subject to redemption and other preferential rights	—	—	554,048	—	554,048
Fair value changes of financial liabilities measured at FVTPL	—	4,549	—	—	4,549
Deemed distribution to a preferred shareholder	—	32,767	—	—	32,767
Exercise of warrants to subscribe for convertible redeemable preferred shares	—	(111,055)	—	—	(111,055)
Total other changes	26,124	(73,739)	554,048	637	507,070
As of December 31, 2023	53,407	—	8,181,722	40,449	8,275,578

			Preferred shares
			and financial
			instruments issued
			to investors subject
			to redemption and
	Lease		other preferential	Put option
	liabilities	Bank loans	rights	liabilities	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	(Note 22)	(Note 28)	(Note 23)	(Note 24)
As of January 1, 2024	53,407	—	8,181,722	40,449	8,275,578
Changes from financing cash flows:
Proceeds from bank loans	—	80,000	—	—	80,000
Payment of interest of bank loans	—	(466)	—	—	(466)
Capital element of lease rentals paid	(44,976)	—	—	—	(44,976)
Interest element of lease rentals paid	(2,276)	—	—	—	(2,276)
Total changes from financing cash flows	(47,252)	79,534	—	—	32,282
Exchange adjustments	401	—	29,771	—	30,172
Other changes:
Increase in lease liabilities from entering into new leases during the year	59,159	—	—	—	59,159
Increase in interest expenses	2,276	525	—	—	2,801
Changes in the carrying amount of put option liabilities	—	—	—	650	650
Early termination of lease	(3,207)	—	—	—	(3,207)
Gain from early termination of lease	(1,825)	—	—	—	(1,825)
Changes in the carrying amounts of preferred shares and other financial instruments subject to redemption and other preferential rights	—	—	465,254	—	465,254
Cancellation of other financial instruments issued to an investor	—	—	(27,831)	—	(27,831)
Conversion from preferred shares to ordinary shares	—	—	(8,648,916)	—	(8,648,916)
Total other changes	56,403	525	(8,211,493)	650	(8,153,915)
As of December 31, 2024	62,959	80,059	—	41,099	184,117

	Lease		Put option
	liabilities	Bank loans	liabilities	Total
	RMB’000	RMB’000	RMB’000	RMB’000
	(Note 22)	(Note 28)	(Note 24)
As of January 1, 2025	62,959	80,059	41,099	184,117
Changes from financing cash flows:
Proceeds from bank loans	—	332,408	—	332,408
Payment of bank loans	—	(88,323)	—	(88,323)
Payment of interest of bank loans	—	(4,063)	—	(4,063)
Capital element of lease rentals paid	(46,629)	—	—	(46,629)
Interest element of lease rentals paid	(2,745)	—	—	(2,745)
Total changes from financing cash flows	(49,374)	240,022	—	190,648
Exchange adjustments	(93)	—	—	(93)
Other changes:
Increase in lease liabilities from entering into new leases during the year	50,963	—	—	50,963
Increase in interest expenses	2,745	4,182	—	6,927
Changes in the carrying amount of put option liabilities	—	—	2,201	2,201
Early termination of lease	(12,345)	—	—	(12,345)
Gain from early termination of lease	306	—	—	306
Total other changes	41,669	4,182	2,201	48,052
As of December 31, 2025	55,161	324,263	43,300	422,724

(d)	Total cash outflow for leases

Amounts included in the consolidated statements of cash flows for leases comprise the following:

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Within operating cash flows (Note 12)	933	1,686	8,357
Within financing cash flows (Note 21(c))	41,016	47,252	49,374
	41,949	48,938	57,731

These amounts relate to the following:

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Lease rentals paid	41,949	48,938	57,731

(e)	Non-cash transactions

Non-cash investing and financing transactions mainly comprised the following:

(i)	Purchase of right-of-use assets included in lease liabilities amounting to RMB23.2 million, RMB59.2 million and RMB51.0 million for the years ended December 31, 2023, 2024 and 2025, respectively.
(ii)	Transfer from inventories to property and equipment amounting to nil, RMB50.3 million and RMB83.2 million for the years ended December 31, 2023, 2024 and 2025, respectively.
(iii)	Accrual for the purchase of property and equipment amounting to nil, RMB5.2 million and RMB5.9 million for the years ended December 31, 2023, 2024 and 2025, respectively.
(iv)	Exercise of warrants to subscribe for convertible redeemable preferred shares amounting to RMB111.1 million for the year ended December 31, 2023.
(v)	In May 2023, the Company amended a warrant issued in 2018 to a preferred shareholder with nominal consideration, as a result, the Group recognized the fair value changes of the warrant due to the amendment as a deemed distribution to this preferred shareholder amounting to RMB32.8 million for the year ended December 31, 2023.
(vi)	In May 2024, the Company entered into an amendment with a holder of a financial instrument, pursuant to which both parties agreed to reduce the number of subscribed Series D Preferred Shares from 1,133,534 to 429,369 at purchase price of USD4.6580 per share through reducing the subscription receivables from the holder amounting to USD3.3 million (equivalent to RMB23.3 million). The cancellation of the other financial instrument was reflected in the increase of other reserve of RMB4.5 million and the decrease of the other financial instrument of RMB27.8 million for the year ended December 31, 2024.
(vii)	In October 2024, the Company completed the IPO. The redeemable preferred shares amounting to RMB8,648.9 million were transferred from liabilities to equity, and the non-redeemable preferred shares amounting to RMB15 thousand were transferred to ordinary shares, upon the completion of the IPO.
(viii)	In November 2024, the Company cancelled all the issued treasury shares amounting to RMB151.7 million by adjusting the amount that corresponded to the sum of the par value and the share premium amounts of the shares so cancelled.
(ix)	In October 2024, the accrued commission relating to the IPO amounting to RMB16.2 million was offset against share premium upon the completion of IPO. In November 2025, the accrued commission relating to the Global Offering amounting to RMB0.7 million was offset against share premium upon the completion of Global Offering .
(x)	The Company received proceeds from issuance of 7,921,691 Class A ordinary shares for the exercise of share options amounting to RMB44.1 million in advance from certain employees and recorded the amounts in other payables before 2025. These share options were exercised in 2025, as a result, the Company recognized RMB44.1 million in equity relating to Class A ordinary shares and share premium and de-recognized RMB44.1 million in other payables.
(xi)	Upon the exercise of share options held by certain employees in 2025, RMB1.9 million of exercise prices was recorded in other receivables as of December 31, 2025 with increase of equity relating to Class A ordinary shares and share premium.